SEGMENT REPORTING (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Assets	$ 14,284,585		$ 13,353,357
Revenues	2,860,798	$ 2,897,150
Cost of Revenue	983,124	1,116,228
Income (Loss) from Continuing Operations before Income Taxes, Domestic	713,562	721,483
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	(15,991)	(1,562,454)
Financial Services [Member]
Segment Reporting Information [Line Items]
Net Assets	8,673		8,577
Revenues	154,399	464,843
Cost of Revenue	26,829	212,446
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(43,987)	(101,481)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	(45,490)	(101,773)
Healthcare Segment [Member]
Segment Reporting Information [Line Items]
Net Assets	13,595,507		12,692,531
Revenues	2,706,399	2,432,307
Cost of Revenue	956,295	903,782
Income (Loss) from Continuing Operations before Income Taxes, Domestic	1,278,239	1,303,348
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	817,098	(797,140)
Real Estate 1 [Member]
Segment Reporting Information [Line Items]
Net Assets	592,461		592,557
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(97)	(825)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	(97)	(825)
Others [Member]
Segment Reporting Information [Line Items]
Net Assets	87,944		$ 59,692
Subsidiary [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	1,234,155
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent		1,201,042
Cardiff Lexington [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Domestic	(520,594)	(479,559)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	$ (787,502)	$ (662,716)